Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

Note 5 – Leases

On January 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective approach for all lease arrangements at the beginning period of adoption. Leases existing for the reporting period beginning January 1, 2019 are presented under ASU 2016-02.

The Company leases, approximately 590 square meters at a facility located in Tel-Aviv, Israel under an operating lease agreement expiring on March 22, 2021 with additional two options to extend until March 22, 2023. To secure the lease payments, the Company provided a bank guarantee of $50 thousand.

In addition, the Company leases vehicles under various operating lease agreements.

At December 31, 2019, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $538 and $534, respectively.

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2019, the Company's operating leases had a weighted average remaining lease term of 3.2 years and a weighted average borrowing rate of 2.75%. Upon adoption of ASC 842, discount rates for existing operating leases were established as of January 1, 2019.

The following table summarizes the Company’s significant contractual lease obligations at December 31, 2019:

	Less than
	Total	1 year	1‑3 years
	(in thousands)
Facility leases	$546	$173	$373
Car leases	11	—	—
Total	$558	$184	$373